Income Taxes - Reconciliation of Expected Statutory U.S. Federal Income Tax Provision (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Expected income tax provision at statutory rate	35.00%	35.00%	35.00%